Financial instruments (Details 8) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Series H bonds [Member]
Financial instruments [Line Items]
Contract amount	$ 191,638
Currency	UF
Derivative contracts, Maturity	Jan. 05, 2018
Series O bonds [Member]
Financial instruments [Line Items]
Contract amount	$ 58,748
Currency	UF
Derivative contracts, Maturity	Feb. 01, 2022